TRANSFERS OF FINANCIAL ASSETS (Details) $ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2017 COP ($)	Dec. 31, 2017 USD ($)	[1]	Dec. 31, 2016 COP ($)	Dec. 31, 2015 COP ($)	Dec. 31, 2017 USD ($)
Disclosure Of Transfers Of Financial Assets [Line Items]
Financial assets		$ 4,799,696			$ 4,091,516		$ 1,608.4
Income for commission and fees		5,202,125	$ 1,743.3		4,879,187	$ 4,284,233
Securitisations [member]
Disclosure Of Transfers Of Financial Assets [Line Items]
Financial assets	[2]	19,602			27,377	38,975
Income for commission and fees		$ 136			$ 96	$ 359

[1]	2.4 Convenience translation in to U.S. dollars: The presentation currency of Grupo Aval´s consolidated financial statements is the Colombian Peso. The U.S. dollar amounts disclosed in the accompanying consolidated financial statements are presented solely for the convenience of the reader, dividing the Colombian peso amounts by the exchange rate of Ps. 2,984.00 per US$1.00, which is the market exchange rate at December 31, 2017, as calculated by the Central Bank of Colombia. The use of this methodology in translating Colombian pesos into U.S. dollars is referred to as the “U.S. dollar translation methodology,” and should not be construed as a representation that the Colombian peso amounts actually represent or have been, or the amount that could be converted into U.S. dollars at that rate or any other rate.
[2]	Includes investments held for trading through profit or loss and available-for-sale investments.